Note 6 - Trade and Other Receivables	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
6.	TRADE AND OTHER RECEIVABLES

	As at	As at
	Dec. 31, 2018	March 31, 2018
Trade account receivables, net	$422,512	$332,083
Accrued gas receivables	5,519	15,893
Unbilled revenues	323,000	301,577
Other	35,821	47,754
	$786,852	$697,307